Financial Risks - Schedule of Ratings Distribution of General Account Portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about credit rating [line items]
Fair value	€ 160,171	€ 160,093
Total	155,188	154,156
Credit rating general account investments, excluding reinsurance assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	46,823	44,519
Fair value	117,145	122,875
Total	163,967	167,394
Credit rating general account investments, excluding reinsurance assets [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,989	2,980
Fair value	28,476	31,042
Total	32,465	34,021
Credit rating general account investments, excluding reinsurance assets [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,436	3,567
Fair value	12,197	13,001
Total	16,633	16,568
Credit rating general account investments, excluding reinsurance assets [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,481	3,464
Fair value	34,530	39,123
Total	38,011	42,586
Credit rating general account investments, excluding reinsurance assets [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,564	1,725
Fair value	29,866	28,510
Total	31,431	30,235
Credit rating general account investments, excluding reinsurance assets [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	103	102
Fair value	2,015	2,372
Total	2,118	2,473
Credit rating general account investments, excluding reinsurance assets [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	18	45
Fair value	938	1,022
Total	956	1,067
Credit rating general account investments, excluding reinsurance assets [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		1
Fair value	473	585
Total	473	586
Credit rating general account investments, excluding reinsurance assets [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	33,053	32,336
Fair value	6,474	5,984
Total	39,527	38,320
Credit rating general account investments, excluding reinsurance assets [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	46,644	44,219
Fair value	114,968	121,637
Total	161,613	165,856
Credit rating general account investments, excluding reinsurance assets [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	178	300
Fair value	2,176	1,238
Total	2,355	1,538
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member]
Disclosure of detailed information about credit rating [line items]
Fair value	296	208
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	295	159
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value		3
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value		4
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value		15
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value		16
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value		8
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value		2
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2	1
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	296	208
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	11,352	10,477
Fair value	71,662	69,958
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,383	1,066
Fair value	15,537	15,551
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	4,219	3,494
Fair value	4,438	4,112
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,301	3,369
Fair value	20,888	21,741
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	519	631
Fair value	21,894	21,049
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	59	56
Fair value	1,614	1,847
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	549	611
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	441	556
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,868	1,775
Fair value	4,257	3,360
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	11,349	10,390
Fair value	69,618	68,828
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2	87
Fair value	2,044	1,130
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	35,358	33,882
Fair value	35,000	42,319
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2,607	1,913
Fair value	11,832	14,362
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	216	74
Fair value	6,474	7,663
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	128	46
Fair value	10,636	14,421
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,050	1,098
Fair value	4,458	4,031
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	44	46
Fair value	127	248
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	19	100
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	19	15
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	31,137	30,492
Fair value	1,418	1,464
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	35,182	33,669
Fair value	34,983	42,305
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	176	212
Fair value	17	14
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,893	2,008
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	74	43
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	586	605
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	384	337
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	202	173
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	1
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	644	848
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,893	2,008
Credit rating general account investments, excluding reinsurance assets [member] | International [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	93	120
Fair value	8,208	8,102
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	738	925
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	699	617
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	52	49
Fair value	2,610	2,604
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(4)	(4)
Fair value	3,311	3,242
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	272	230
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	18	45
Fair value	370	302
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		1
Fair value	13	12
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	27	30
Fair value	79	80
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	93	120
Fair value	8,093	8,014
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	€ 116	€ 88